Note 16 - Stock-based Compensation Plans (Details) - Assumptions Used in Black-Scholes Model for Each Grant	12 Months Ended
Jan. 31, 2015
Assumptions Used in Black-Scholes Model for Each Grant [Abstract]
Expected volatility (%)	25.40%
Risk-free rate (%)	1.50%
Expected option life (years)	5 years